COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Commitments and contingencies
Total	¥ 4,591,087
investment commitments (i)
Commitments and contingencies
Total	¥ 3,632,981
Capital contribution obligation due	1 year
Operating leases commitments (ii)
Commitments and contingencies
Total	¥ 948,471
Purchase of property and equipment
Commitments and contingencies
Total	8,267
Purchase of services
Commitments and contingencies
Total	¥ 1,368